Cost Of Operations, Excluding Depreciation And Amortization	12 Months Ended
Dec. 31, 2020
Cost Of Operations Excluding Depreciation And Amortization [Abstract]
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization
23	Cost of operations, excluding depreciation and amortization

	(Restated- Note 3) 2020 $	(Restated- Note 3) 2019 $

Employee compensation	84,038,371	85,899,654
Reading fees	37,817,457	35,243,843
Rent and utilities	30,203,346	26,332,049
Third party services and professional fees	30,182,599	25,636,187
Administrative	12,231,131	11,441,620
Medical supplies and other	11,161,702	8,783,377

	205,634,606	193,336,730